Share-Based Payments - Summary Of Company Stock Grant Program (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩) shares
POSCO HOLDINGS INC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant	Dec. 31, 2022
Fair value of common shares per share as of date of grant | ₩	₩ 276,500
Treasury shares [member] | POSCO HOLDINGS INC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total quantity of treasury shares to be granted	15,888
Treasury shares [member] | Subsidiaries [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total quantity of treasury shares to be granted	27,926